Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consist of the following:

	December 31,	December 31,
	2025	2024
Trade accounts receivable	1,767	1,768
Current expected credit losses allowance ("CECLA")	(22)	(19)
Total	1,745	1,749